Skadden, Arps, Slate, Meagher & Flom llp
FOUR TIMES SQUARE
NEW YORK 10036-6522

   DIRECT DIAL
212-735-3859
     EMAIL ADDRESS
Veronica.Castillo@SKADDEN.COM
(212) 735-3000
Fax: (212) 735-2000
http://www.skadden.com
FIRM/AFFILIATE
OFFICES

BOSTON
CHICAGO
HOUSTON
LOS ANGELES
PALO ALTO
SAN FRANCISCO
WASHINGTON, D.C.
WILMINGTON

BEIJING
BRUSSELS
FRANKFURT
HONG KONG
LONDON
MOSCOW
MUNICH
PARIS
SINGAPORE
SYDNEY
TOKYO
TORONTO

August 1, 2011
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
RE:	The Cushing Royalty & Income Fund (the “Fund”) File No. 811- 22593
Ladies and Gentlemen:
     Electronically transmitted herewith for filing on behalf of the Fund is the Fund’s initial registration statement on Form N-2 (the “Registration Statement”).
     If you have any questions or comments, or require any additional information in connection with the Registration Statement, please telephone me at (212) 735-3859.

Sincerely,
/s/ Veronica Castillo
Veronica Castillo